Balance Sheet Accounts - Estimated Fair Value and Principal Amount of Outstanding Debt (Parenthetical) (Detail)	May 31, 2013 7.125% Second-Priority Senior Secured Notes due 2021 [Member]	Nov. 30, 2012 7.125% Second-Priority Senior Secured Notes due 2021 [Member]	May 31, 2013 4.0625% Debentures [Member]	Nov. 30, 2011 4.0625% Debentures [Member]
Fair Values Of Financial Instruments [Line Items]
Senior subordinated notes, bearing interest	7.125%	7.125%	4.0625%	4.0625%